Borrowings and Debentures - Debentures (Parenthetical) (Detail)	Dec. 31, 2022	Dec. 31, 2021
3M LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	4.75%	0.21%